Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	Other
Period End Date		dei_DocumentPeriodEndDate	Jul. 01, 2015
Registrant Name		dei_EntityRegistrantName	CUTLER TRUST
CIK		dei_EntityCentralIndexKey	0000892568
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Jul. 01, 2015
Effective Date		dei_DocumentEffectiveDate	Jul. 01, 2015
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Cutler Emerging Markets Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the Cutler Emerging Markets Fund (the “Fund”) is current income and long-term capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is not shown because the Fund has not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative		rr_StrategyNarrativeTextBlock

In seeking to meet its investment objective, under normal conditions, at least 80% of the Fund’s assets will be invested in a diversified portfolio of securities of issuers whose principal activities are in, or economically tied to, emerging markets countries selected in accordance with the Adviser’s long standing dividend focused investment philosophy. For purposes of this policy, “assets” shall mean net assets plus the amount of any borrowings for investment purposes (although the Fund is not currently authorized by the Board of Trustees to do so). Securities in which the Fund invests include common stocks, preferred stocks, American Depositary Receipts (“ADRs”) and exchange-traded funds (“ETFs”). The Fund considers “emerging markets” generally to include any country defined or classified currently or in the future as an emerging market by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index but may include other countries in the discretion of the Adviser.

The Adviser will manage Fund in accordance with the Adviser’s dividend focused investment philosophy with appropriate adjustments for emerging market economies, sectors and securities. The Adviser chooses investments based on its judgment of fundamental value, which emphasizes companies that the Adviser judges to have favorable dividend yields and growth prospects relative to comparable companies. Factors deemed particularly relevant in determining fundamental value include:

• earnings

• dividend and market price histories

• balance sheet characteristics

• perceived management skills

In selecting investments for the Fund, the Portfolio Managers, based upon their experience with and analysis of emerging markets economies, sectors and securities, will take into account the various opportunities presented by companies in rapidly growing emerging markets and the correlative risks presented by emerging markets securities.

The Fund typically invests in stocks of companies that have a total market capitalization of at least $5 billion and, in the Adviser’s opinion, have institutional ownership that is sufficiently broad to provide adequate liquidity suitable to the Fund’s holdings. The Fund normally expects that its assets will be invested in multiple emerging market countries, industries and market sectors.

The Adviser uses both “top-down” and “bottom-up” approaches, and investment selections are made using a fundamental approach. Top-down research involves the study of economic trends in emerging market economies, such as the fluctuation in interest or unemployment rates. These factors help to identify countries, industries and sectors with the potential to outperform as a result of major economic developments. Bottom-up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation and expected return for the foreseeable future. Particular attention is paid to a company’s ability to pay or increase its current dividend.

The Fund may use ETFs in certain situations to gain access to a broader exposure to a specific emerging stock market without purchasing a large number of individual securities. The Fund may invest in ETFs that have a total market capitalization and which invest in securities with a market capitalization of any size. The Fund may invest both in ADRs, which are listed on domestic stock exchanges, as well as directly in common stock traded on foreign exchanges. The Fund may invest in securities of both U.S. and non-U.S. issuers, which can be both U.S. dollar-based and non-U.S. dollar-based.

The Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts which are entered into directly with dealers.

The Adviser will sell securities for any one of four possible reasons:

• When another company is found by the Adviser to have a higher current dividend yield or better potential for capital appreciation and dividend growth.

• If the industry moves in an unforeseen direction that negatively impacts the positioning of a particular investment or if the company’s strategy, execution or industry positioning itself deteriorates. The Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change.

• If the Adviser believes that a company’s management is not acting in a forthright manner.

• If the Adviser believes that a country’s significant geopolitical concerns raise cause for concern for a particular issuer.

Risk, Heading		rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There is no assurance that the Fund will achieve its investment objective. The Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program.

Foreign Investment Risk

Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Emerging Markets Risk

The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact the Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in emerging market countries may be considered speculative and higher risk.

Currency Risk

Because the Fund holds securities valued in foreign currencies and holds foreign currencies when it purchases and sells foreign securities, changes in exchange rates will impact the value of the Fund’s assets. Thus, investments in foreign securities involve currency risk, which is the risk that the values of the foreign securities and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction, or the inability of the Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Fund may suffer losses from these transactions.

Stock Market Risk

Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of the issuer’s worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the foreign stock markets or the entire market. The investment style utilized for the Fund could fall out of favor with the market.

ETF Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is also subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Management Risk

The Fund is actively managed, and therefore it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser and may not produce the desired results. Poor security selection could cause the Fund’s return to be lower than anticipated.

Large-Cap Company Risk

The Fund may invest in large-capitalization (“large-cap”) companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended period of economic expansion.

Mid-Cap Company Risk

The Fund may invest in mid-capitalization (“mid-cap”) companies. Mid-cap companies often involve higher risks than large-cap companies because these companies may lack the financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of the trading of securities of mid-cap companies is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations. Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

New Fund Risk

The Fund was formed in 2015 and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size. In addition, the Fund may not have access to all emerging markets, as trading relationships may not have been established.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occurs:

• The stock market goes down

• The stock market undervalues the stocks in the Fund’s portfolio

• The Adviser’s judgment as to the value of the Fund’s stocks proves to be mistaken

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a performance history for a full calendar year to report. When the Fund has completed a full calendar year of operations, this section will include information which an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-CUTLER4 (1-888-288-5374).

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of operations, this section will include information which an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund is new and does not have a performance history for a full calendar year to report.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-888-CUTLER4 (1-888-288-5374).
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
Cutler Emerging Markets Fund | Cutler Emerging Markets Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	CUTDX
Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee		rr_RedemptionFee	none
Exchange Fee		rr_ExchangeFee	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Service Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	3.09%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.19%
Fee Waivers and Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(2.64%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	rr_NetExpensesOverAssets	1.55%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 158
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 1,032

[1]	Other Expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	The Fund's investment adviser, Cutler Investment Counsel, LLC (the "Adviser"), has contractually agreed, until July 1, 2016, to waive its management fees and to pay the Fund's operating expenses to the extent necessary to limit Annual Fund Operating Expenses to an amount not exceeding 1.55% of the Fund's average daily net assets. Management fee waivers and operating expenses paid by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses. Prior to July 1, 2016, the expense limitation agreement may be modified or terminated only with approval by the Board of Trustees.